Financial Assets and Financial Liabilities (Details) - Schedule of Trade and Other Receivables - AUD ($)		Jun. 30, 2023	Jun. 30, 2022
Schedule Of Trade And Other Receivables Abstract
Trade receivables	[1]	$ 46,949	$ 217,154
Loss allowance		(27,920)	(8,809)
Accrued income – Australian R&D tax incentive refund	[2]	398,391	257,500
Other income receivables – R&D grants	[3]		197,051
Total		$ 417,420	$ 662,896

[1]	All trade receivables are non-interest bearing.
[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.
[3]	As at 30 June 2023, the group has no other income receivables of R&D grant from Medical Technology Enterprise Consortium (“MTEC”) (2022: $197,051).